Income Taxes (Details Narrative) (CAD)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Notes to Financial Statements
Statutory income tax rate	25.00%	26.50%	28.50%
Total Taxable Losses	2,648,765